Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2023
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2023, in 2022 and 2021, Eni did not report any non-recurring events and operations.